Postretirement Plans - Defined Contribution Plans (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vencore
Defined Contribution Plan Disclosure [Line Items]
Amount from forfeiture account used to fund plan contribution				$ 0.4
401(k) Plan | Vencore Holding Corp. and KGS Holding Corp.
Defined Contribution Plan Disclosure [Line Items]
Contribution expense	$ 6.2	$ 6.0	$ 22.7	21.9	$ 14.2
Profit Sharing Feature | Vencore Holding Corp. and KGS Holding Corp.
Defined Contribution Plan Disclosure [Line Items]
Contribution expense	$ 0.2	$ 0.2	$ 0.9	$ 1.1	$ 1.1